October 18, 2021
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:	Initial Registration Statement on Form N-6 RiverSource of New York Account 8 (“Registrant”) File No. 811-05213 RiverSource® Survivorship Variable Universal Life Insurance
Dear Commissioners:
On behalf of RiverSource of New York Account 8 (“Registrant”), RiverSource Life Insurance Co. of New York (“Company”) is filing electronically this Initial Registration Statement on Form N-6. The purpose of this filing is to introduce an enhanced flexible premium survivorship variable universal life insurance policy to be sold through an existing separate account.
In accordance with SEC Release No. IC-13768 (February 15, 1984), Registrant requests selective review of the Initial Registration Statement. Registrant requests selective review because this Registration Statement is substantially similar to Registrant’s Post-Effective Amendment No. 9 File Nos. 333-227507 / 811-05213, filed on or about May 1, 2021. Registrant does not believe any problem areas exist that would warrant particular attention. The policy described in this initial Registration Statement differs fundamentally from the policy described in the Post-Effective Amendment No. 9 in the following respects:
•	The policy is based on the lives of two people
•	Change to the minimum specified amount, minimum premium, minimum initial premium guarantee and minimum initial premium period
•	Revisions to the no-lapse guarantee
•	Available optional riders (Overloan Protection Benefit, Policy Split Option Rider, Four-Year Term Insurance Rider and Accounting Value Increase Rider)
If there is anything that I can do to expedite review of this Initial Registration Statement, or if you have any questions or comments, please call me at (612) 678-4177. Thank you for your attention to this matter.
Sincerely,
/s/ Dixie Carroll
Dixie Carroll Assistant General Counsel and Assistant Secretary